OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 60.6%
	EQUITY - 39.7%
128,100	Avantis International Small Cap Value ETF	$ 10,155,768
230,400	Dimensional International Value ETF	9,868,032
112,100	First Trust Utilities AlphaDEX Fund	4,750,798
75,200	Global X MLP & Energy Infrastructure ETF	4,712,032
183,700	iShares Latin America 40 ETF(a)	4,814,777
186,900	iShares MSCI Australia ETF(a)	4,919,208
170,500	iShares MSCI Brazil ETF(a)	4,918,925
112,000	iShares MSCI Canada ETF	5,174,400
67,200	iShares MSCI EAFE ETF	6,007,008
112,300	iShares MSCI EAFE Min Vol Factor ETF	9,439,938
193,800	iShares MSCI EAFE Value ETF(a)	12,302,424
80,400	iShares MSCI Eurozone ETF	4,779,780
116,200	iShares MSCI Germany ETF	4,916,422
273,800	iShares MSCI International Momentum Factor ETF(a)	12,509,922
104,100	iShares MSCI Italy ETF(a)	5,011,374
63,900	iShares MSCI Japan ETF	4,790,583
30,100	iShares U.S. Aerospace & Defense ETF(a)	5,678,064
161,300	iShares US Consumer Goods ETF(a)	11,368,424
482,200	SPDR Portfolio S&P 500 ETF	35,051,118
126,800	Vanguard FTSE Emerging Markets ETF	6,271,528
42,600	Vanguard Mid-Cap Growth ETF(a)	12,115,014
		179,555,539
	FIXED INCOME - 20.9%
174,600	Eldridge BBB-B CLO ETF(a)	4,668,804
247,200	First Trust Institutional Preferred Securities and	4,694,328
100,400	First Trust Senior Loan ETF	4,607,356
96,400	Franklin High Yield Corporate ETF	2,347,340
196,900	Invesco Senior Loan ETF(a)	4,119,148
54,200	iShares Convertible Bond ETF	4,883,420
96,700	iShares Floating Rate Bond ETF	4,933,634
57,600	iShares iBoxx High Yield Corporate Bond ETF(a)	4,645,440
119,900	iShares JP Morgan EM Local Currency Bond ETF(c)	4,842,761
23,300	PGIM Floating Rate Income ETF	1,168,728
175,100	PIMCO Multi Sector Bond Active ETF	4,647,154

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 60.6% (Continued)
	FIXED INCOME - 20.9% (Continued)
246,100	Principal Spectrum Preferred Securities Active ETF	$ 4,668,517
81,800	SPDR Blackstone High Income ETF, USD Class	2,338,662
235,400	VanEck Emerging Markets High Yield Bond ETF	4,665,628
139,300	VanEck Vectors Preferred Securities ex Financials	2,384,816
33,300	Vanguard Intermediate-Term Corporate Bond ETF	2,761,236
313,100	Vanguard Total Bond Market ETF	23,053,553
179,000	Vanguard Total International Bond ETF	8,862,290
		94,292,815

	TOTAL EXCHANGE-TRADED FUNDS (Cost $260,350,631)	273,848,354

	OPEN END FUNDS — 39.3%
	ALTERNATIVE - 2.3%
1,171,533	DoubleLine Flexible Income Fund, Class I	10,239,196
1	JPMorgan Hedged Equity Fund, Class I	34
		10,239,230
	EQUITY - 1.1%
1	JPMorgan Emerging Markets Equity Fund, Class I	38
354,624	Kopernik Global All-Cap Fund, Class I	5,273,260
300	Thornburg Investment Income Builder Fund, Class I	9,092
		5,282,390
	FIXED INCOME - 35.9%
2,270	American Century High Income Fund	19,798
2	BlackRock Floating Rate Income Portfolio, Institutional Class	15
6,734	BlackRock National Municipal Fund, Institutional Class	66,063
2,174	Blackrock Series Fund V-BlackRock High Yield, Institutional Class	15,628
2,691	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	26,046
2,917	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	29,665
210,380	Dodge & Cox Global Bond Fund, Class I	2,343,631
1	JPMorgan Emerging Markets Debt Fund, Class I	8
1,362,773	JPMorgan Income Fund, Class I	11,706,223
6	Metropolitan West High Yield Bond Fund, Class I	55
2,922	Metropolitan West Total Return Bond Fund, Class I	26,589

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 39.3% (Continued)
	FIXED INCOME - 35.9% (Continued)
3,267	Neuberger Berman Strategic Income Fund, Class I	$ 33,057
2,002	Nuveen All-American Municipal Bond Fund, Class I	19,722
7,306	Nuveen Bond Index Fund, Institutional Class	70,795
2,278	Nuveen California Municipal Bond Fund, Class I	22,069
5,482	Nuveen High Yield Municipal Bond Fund, Class I	76,852
2,385	Nuveen Preferred Securities Fund, Class I	37,654
3,739	Nuveen Short Duration High Yield Municipal Bond, Class I	35,260
946	Nuveen Strategic Income Fund, Class I	9,365
719	PIMCO Diversified Income Fund, Institutional Class	7,072
5,585	PIMCO Emerging Markets Bond Fund, Institutional Class	48,306
4,474	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	27,467
24	PIMCO High Yield Municipal Bond Fund, Institutional Class	197
6,563,492	PIMCO Income Fund, Institutional Class	70,688,808
3,073,014	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	30,545,755
9,238	PIMCO Investment Grade Credit Bond Fund, Institutional Class	83,975
8	PIMCO Long-Term Credit Bond Fund, Institutional Class	71
1,330	PIMCO Real Return Fund, Institutional Class	13,683
4,636	PIMCO Total Return Fund, Institutional Class	40,240
1,565,843	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	14,531,018
9,630	TCW Emerging Markets Income Fund, Class I	63,752
1,616,385	Thornburg Strategic Income Fund, Class I	18,588,423
1,362,459	Voya Securitized Credit Fund, Class I	13,120,485
		162,297,747
	MIXED ALLOCATION - 0.0%(c)
1,636	Nuveen Real Asset Income Fund, Class I	36,178

	TOTAL OPEN END FUNDS (Cost $169,589,513)	177,855,545

OCEAN PARK TACTICAL ALL ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 8.8%
	COLLATERAL FOR SECURITIES LOANED - 8.5%
38,123,583	First American Government Obligations Fund, Class X, 4.25%(b)(d) (Cost $38,123,583)	$ 38,123,583

	MONEY MARKET FUND - 0.3%
1,512,598	First American Government Obligations Fund, Class X, 4.25%(d) (Cost $1,512,598)	1,512,598

	TOTAL SHORT-TERM INVESTMENTS (Cost $39,636,181)	39,636,181

	TOTAL INVESTMENTS - 108.7% (Cost $469,576,325)	$ 491,340,080
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.7)%	(39,336,685)
	NET ASSETS - 100.0%	$ 452,003,395

CLO	- Collateralized Loan Obligation
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MLP	- Master Limited Partnership
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $37,544,974, as of June 30, 2025.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $38,123,583 at June 30, 2025.
(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2025.